Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Standard tax rate applicable in France	25.80%	28.40%	28.40%
Difference between the standard French tax rate and the rates applicable to Sanofi	(10.80%)	(10.10%)	(9.50%)
Revisions to tax exposures and settlements of tax disputes	(2.80%)	1.00%	1.00%
Fair value remeasurement of contingent consideration liabilities	(0.40%)	0.20%	0.00%
Other	1.70%	0.30%	0.10%
Effective tax rate	13.50%	19.80%	20.00%